Statements of Changes in Stockholders' Equity - USD ($)	Total	Class A common stock	Class B common stock	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Balance, shares at Sep. 18, 2019		0
Issuance of Class B common stock to Sponsor	$ 25,000		$ 647	$ 24,353
Issuance of Class B common stock to Sponsor, shares			6,468,750
Forfeiture of Class B common stock to Sponsor			$ (65)	65
Forfeiture of Class B common stock to Sponsor, shares			(646,875)
Issuance of Class B common stock to Direct Anchor Investors	2,500		$ 65	2,435
Issuance of Class B common stock to Direct Anchor Investors, shares			646,875
Sale of 25,875,000 Units, net of underwriting discounts and offering expenses	258,750,000	$ 2,587		258,747,413
Sale of 25,875,000 Units, net of underwriting discounts and offering expenses, shares		25,875,000
Class A common stock subject to possible redemption	(258,890,370)	$ (2,587)		(258,887,783)
Class A common stock subject to possible redemption, Shares		(28,875,000)
Offering costs	(14,192,803)			$ 113,517	$ (14,306,320)
Fair value of public warrants	(8,668,125)				(8,668,125)
Net income (loss)	1,679,125				1,679,125
Balance at Dec. 31, 2019	(21,294,673)		$ 647		(21,295,320)
Balance, shares at Dec. 31, 2019			6,468,750
Change in value of Class A common stock subject to possible redemption	(974,802)				(974,802)
Net income (loss)	(192,639,050)				(192,639,050)
Balance at Dec. 31, 2020	$ (214,908,525)		$ 647		$ (214,909,172)
Balance, shares at Dec. 31, 2020			6,468,750